Long-term debt - Detailed Information About In Financing Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Interest on bank debt and senior notes	$ 22.8	$ 28.3
Advisor fees	10.1	4.1
Deferred financing costs	2.8	0.7
Unwinding discount on lease liabilities	1.5	7.5
Finance costs	$ 37.2	$ 40.6